SCHEDULE OF PREPAYMENTS AND OTHER RECEIVABLES (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Receivables [Abstract]
Prepayment	$ 14,046
Deposit	64,653	155,830
Receivable of consideration on disposal of subsidiaries	269,798	258,929
Other receivables	226,713	269,402
Total prepayments	$ 575,210	$ 684,161